Post-retirement pension and other defined benefit schemes - Post-retirement benefits other than pensions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) person	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Post-retirement benefits
Post Employment Benefit Expense	$ 537	$ 546	$ 564
Cost of post-retirement benefits	482	445
Market value of plan assets	6,479	7,030
Plan liabilities	7,907	8,108
Surplus (deficit) in plan	$ (1,428)
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person	2,673
Current employees that will be eligible on their retirement | person	2,133
Post Employment Benefit Expense	$ 1	$ 1	$ 1
Market value of plan assets	161
Plan liabilities	114
Post Retirement Welfare Plan | US
Post-retirement benefits
Surplus (deficit) in plan	$ 66